LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS MEASURED AT AMORTIZED COST (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Reverse repurchase agreements (1)	R$ 218,329,819	R$ 178,260,906
Loans to financial institutions	17,155,248	18,160,221
Expected credit losses	(13)	(187,829)
Total	235,485,054	196,233,298
Financial investments guarantee amount	R$ 159,547,767	R$ 151,175,863